Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Company Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 801,545	$ 1,034	$ 48	$ 28,297	$ 830,924	$ 67	$ 830,991
Balance at beginning, shares at Dec. 31, 2018	85,562,769
Share-based compensation expense		4,057			4,057		4,057
Vesting of restricted share units
Vesting of restricted share units, shares	250,310
Other		3	(19)		(16)		$ (16)
Other, shares	33,796						33,796
Acquisition of non-controlling interest during the period		67			67	(67)
NPS equity earn-out		10,480			10,480		10,480
NPS equity earn-out, shares	1,300,214
Net income from January 1, 2019 to September 30, 2019	$ (0)	(0)	(0)	35,640	35,640	(0)	35,640
Ending balance, value at Sep. 30, 2019	$ 801,545	15,641	29	63,937	881,152		881,152
Balance at end, shares at Sep. 30, 2019	87,147,089
Beginning balance, value at Jun. 30, 2019	$ 801,545	13,698	29	52,827	868,099		868,099
Balance at beginning, shares at Jun. 30, 2019	86,896,779
Share-based compensation expense		1,944			1,944		1,944
Vesting of restricted share units
Vesting of restricted share units, shares	250,310
Other		(1)			(1)		(1)
Other, shares
NPS equity earn-out, shares
Net income from January 1, 2019 to September 30, 2019	$ (0)	(0)	(0)	11,110	11,110	(0)	11,110
Ending balance, value at Sep. 30, 2019	$ 801,545	15,641	29	63,937	881,152		881,152
Balance at end, shares at Sep. 30, 2019	87,147,089
Beginning balance, value at Dec. 31, 2019	$ 801,545	17,237	29	67,661	886,472		886,472
Balance at beginning, shares at Dec. 31, 2019	87,187,289
Share-based compensation expense		5,842			5,842		5,842
Vesting of restricted share units
Vesting of restricted share units, shares	590,264
Other		(3)	35		32	56	88
Other, shares
Net income from January 1, 2019 to September 30, 2019	$ (0)	(0)	(0)	33,569	33,569	(0)	33,569
Ending balance, value at Sep. 30, 2020	$ 801,545	23,076	64	101,230	925,915	56	925,971
Balance at end, shares at Sep. 30, 2020	87,777,553
Beginning balance, value at Jun. 30, 2020	$ 801,545	20,999	64	89,564	912,172	59	912,231
Balance at beginning, shares at Jun. 30, 2020	87,495,221
Share-based compensation expense		2,082			2,082		2,082
Vesting of restricted share units
Vesting of restricted share units, shares	282,332
Other		(5)			(5)	(3)	(8)
Other, shares
Net income from January 1, 2019 to September 30, 2019	$ (0)	(0)	(0)	11,666	11,666	(0)	11,666
Ending balance, value at Sep. 30, 2020	$ 801,545	$ 23,076	$ 64	$ 101,230	$ 925,915	$ 56	$ 925,971
Balance at end, shares at Sep. 30, 2020	87,777,553